TYPE>			13F-HR
<PERIOD>		06/30/07
<FILER>
CIK			0001034646
CCC			nyjrdm@8
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE			212-317-0200
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED June 30, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)[ ] is a restatement.
				        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	126 East 56 Street
		Suite 1510
		New York, NY 10022

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  Chief Compliance Officer
Phone:  212-317-0200
Signature, Place, and Date of Signing:
Nancy J. O. Luburich, New York, NY, August 13, 2007


Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:


Form 13 F Information Table Value Total: $ 179,711,196



				Form 13 F information Table
				Title of	   Value	Shares/	Sh/	Put/	Invstmt	Other		Voting Authority
Name of Issuer			Class	CUSIP	   (x$1000)	PRN AMT	PRN	Call	Dscretn	Mngrs	Sole	Shared	None

Accenture, Ltd.			COM	G1150G111	2457	57275	SH		SOLE		57275	0	0
Aircastle Limited		COM	G0129K104	1075	27000	SH		SOLE		27000	0	0
AllianceBernstein Hd LP	UNIT LTD PTNR	01881G106	2473	28400	SH		SOLE		28400	0	0
Allied Irish Banks PLC	     SPON ADR	019228402	 791	14400	SH		SOLE		14400	0	0
Aluminum Corp of China 	     SPON ADR	022276109	1016	23800	SH		SOLE		23800	0	0
American Express Corp		COM	025816109	2332	38110	SH		SOLE		38110	0	0
American Int'l Group		COM	026874107	 202	 2880	SH		SOLE		 2880	0	0
American Sci & Engineering	COM	029429107	 802	14100	SH		SOLE		14100	0	0
Apple Computer, Inc.		COM	037833100	2416	19800	SH		SOLE		19800	0	0
AT&T Inc.			COM	00206R102	3128	75385	SH		SOLE		75385	0	0
Automatic Data Processing	COM	053015103	2126	43865	SH		SOLE		43865	0	0
B&G Foods, Inc.			COM	05508R205	 640	31600	SH		SOLE		31600	0	0
B&G Foods, Inc. Class A		CL A	05508R106	 436	33000	SH		SOLE		33000	0	0
Barclays PLC ADR		ADR	06738E204	 990	17750	SH		SOLE		17750	0	0
Barr Laboratories, Inc.		COM	068306109	2017	40162	SH		SOLE		40162	0	0
Boston Properties, Inc.		COM	101121101	 462	 4525	SH		SOLE		 4525	0	0
Bristol-Myers Squibb Co.	COM	110122108	1303	41280	SH		SOLE		41280	0	0
Bristow Grp 5.50% Conv. Pfd	PFD CV	110394400	 287	 4500	SH		SOLE		 4500	0	0
C.R. Bard, Inc.			COM	067383109	1306	15800	SH		SOLE		15800	0	0
Cadbury Schweppes PLC		ADR	127209302	2636	48550	SH		SOLE		48550	0	0
Canetic Resources Trust		COM	137513107	 773	47500	SH		SOLE		47500	0	0
CapitalSource, Inc.		COM	14055X102	 965	39250	SH		SOLE		39250	0	0
Chesapeake Energy Corp		COM	165167107	1253	36200	SH		SOLE		36200	0	0
ChevronTexaco Corp		COM	166764100	2923	34695	SH		SOLE		34695	0	0
Chipotle Mexican Grill		CL B	169656204	2453	31199	SH		SOLE		31199	0	0
Chunghwa Telecom Co. Ltd.     SPON ADR	17133Q205	 668	35394	SH		SOLE		35394	0	0
Cisco Systems Inc.		COM	17275R102	2402	86250	SH		SOLE		86250	0	0
CitiGroup			COM	172967101	2966	57825	SH		SOLE		57825	0	0
Cogent, Inc.			COM	19239Y108	 376	25600	SH		SOLE		25600	0	0
Comcast Corporation Cl A Sp   CL A SPL	20030N200	1918	68587	SH		SOLE		68587	0	0
Consolidated Communications 	COM	209034107	 472	20900	SH		SOLE		20900	0	0
Costco Wholesale Corp		COM	22160K105	2148	36700	SH		SOLE		36700	0	0
CVS/Caremark Corporation	COM	126650100	2450	67225	SH		SOLE		67225	0	0
Deere & Company			COM	244199105	 219	 1815	SH		SOLE		 1815	0	0
Devon Energy Corporation	COM	25179M103	1652	21100	SH		SOLE		21100	0	0
Diageo PLC ADR		     SPON ADR	25243Q205	1131	13575	SH		SOLE		13575	0	0
Disney (Walt) Co.		COM	254687106	2105	61650	SH		SOLE		61650	0	0
Dominion Resources Inc.		COM	25746U109	 839	 9725	SH		SOLE		 9725	0	0
Dow Chemical Company		COM	260543103	 796	18000	SH		SOLE		18000	0	0
Eagle Bulk Shipping, Inc.	COM	Y2187A101	1008	45000	SH		SOLE		45000	0	0
Eli Lilly & Co.			COM	532457108	 219	 3915	SH		SOLE		 3915	0	0
Energy Select Sec SPDR Fund SBI INT FINL81369Y506	 422	 6111	SH		SOLE		 6111	0	0
Energy Transfer Partners LP	COM	29273R109	 574	 9300	SH		SOLE		 9300	0	0
ENI S.p.A.		      SPON ADR	26874R108	 479	 6625	SH		SOLE		 6625	0	0
Enterprise Prod Partners L	COM	293792107	 765	24050	SH		SOLE		24050	0	0
Exxon Mobil Corporation		COM	30231G102	1917	22849	SH		SOLE		22849	0	0
FelCor Lodging Trust Inc	COM	31430F101	 521	20000	SH		SOLE		20000	0	0
Financial Select Sec SPDR FSBI INT FINL	81369Y605	 422	11662	SH		SOLE		11662	0	0
First Energy Corp.		COM	337932107	 958	14800	SH		SOLE		14800	0	0
FLIR Systems, Inc.		COM	302445101	 394	 8525	SH		SOLE		 8525	0	0
Fluor Corporation		COM	343412102	2490	22360	SH		SOLE		22360	0	0
Freeport-McMoRan Cop & Gold   PFD CONV	35671D782	 244	 1900	SH		SOLE		 1900	0	0
Garmin, Ltd.			ORD	G37260109	 997	13475	SH		SOLE		13475	0	0
General Electric Co.		COM	369604103	2917	76196	SH		SOLE		76196	0	0
Hartford Financial Serv Gr	COM	416515104	 574	 5825	SH		SOLE		 5825	0	0
HSBC Holdings		     SPON ADR	404280406	 987	10750	SH		SOLE		10750	0	0
Idearc, Inc.			COM	451663108	2500	70762	SH		SOLE		70762	0	0
Inergy, L.P.		UNIT LTD PTNR	456615103	 543	15000	SH		SOLE		15000	0	0
Intel Corp.			COM	458140100	1973	83115	SH		SOLE		83115	0	0
InterContinental Hotels Grp   SPON ADR	45857P301	 711	28681	SH		SOLE		28681	0	0
iShares Dow Jones Transp  TRANS AVE IDX	464287192	1581	17340	SH		SOLE		17340	0	0
iShares MSCI EAFE Indx Fd MSCI EAFE IDX	464287465      24922	308555	SH		SOLE		308555	0	0
iShares MSCI Emerg Mrkts MSCI EMERG MKT	464287234	5907	44865	SH		SOLE		44865	0	0
iShares MSCI Japan Index    MSCI JAPAN	464286848	 876	60369	SH		SOLE		60369	0	0
iShares Russell MidcIndx FRUSSELL MIDCAP464287499	11191	102763	SH		SOLE		102763	0	0
iSHR Nasdaq Biotech Indx NASDQ BIO INDX	464287556	1407	18005	SH		SOLE		18005	0	0
J.P. Morgan Chase & Co.		COM	46625H100	1985	40980	SH		SOLE		40980	0	0
Kayne Anderson MLP Invest	COM	486606106	 335	10100	SH		SOLE		10100	0	0
Kinder Morgan Mgmt LLC		SHS	49455U100	1035	19939	SH		SOLE		19939	0	0
Kraft Foods, Inc.		CL A	50075N104	1904	54000	SH		SOLE		54000	0	0
K-Sea Transport Partners,	COM	48268Y101	 872	18500	SH		SOLE		18500	0	0
L-1 Identity Solutions, Inc	COM	50212A106	 372	18175	SH		SOLE		18175	0	0
L-3 Communications Hold 	COM	502424104	2048	21025	SH		SOLE		21025	0	0
Lafarge S.A.		     SPON ADR	505861401	 241	 5300	SH		SOLE		 5300	0	0
Lehman Bros. Hldgs Inc.		COM	524908100	1742	22975	SH		SOLE		22975	0	0
Lowes Companies Inc.		COM	548661107	1320	43000	SH		SOLE		43000	0	0
Macerich Company		COM	554382101	 538	 6525	SH		SOLE		 6525	0	0
Macquarie Infrastructure Co	COM	55608B105	1103	26600	SH		SOLE		26600	0	0
Magellan Midstream Holdings COM LP INTS	55907R108	 390	13000	SH		SOLE		13000	0	0
Magellan Midstream Partners 	COM	559080106	 652	14000	SH		SOLE		14000	0	0
Masco Corporation		COM	574599106	 569	20000	SH		SOLE		20000	0	0
McDonald's Corp.		COM	580135101	2430	47864	SH		SOLE		47864	0	0
MeadWestvaco Corporation	COM	583334107	 894	25300	SH		SOLE		25300	0	0
Medtronic Inc.			COM	585055106	 316	 6095	SH		SOLE		 6095	0	0
Merrill Lynch & Co. Inc.	COM	590188108	1771	21190	SH		SOLE		21190	0	0
Motorola, Inc.			COM	620076109	1737	98160	SH		SOLE		98160	0	0
Nam Tai Electronics, Inc.	COM PAR	629865205	 328	27500	SH		SOLE		27500	0	0
Nasdaq Stock Market, Inc.	COM	631103108	2365	79595	SH		SOLE		79595	0	0
Nice Systems, Ltd.	     SPON ADR	653656108	 969	27900	SH		SOLE		27900	0	0
Norsk Hydro ASA		     SPON ADR	656531605	 245	 6400	SH		SOLE		 6400	0	0
Oil Service Holders Trust    DEPO RCPT	678002106	1887	10800	SH		SOLE		10800	0	0
Omnicare Cap Trust II 4% P    PFD B TR	68214Q200	 383	 7700	SH		SOLE		 7700	0	0
OSI Systems, Inc.		COM	671044105	 767	28050	SH		SOLE		28050	0	0
Penn Virginia Resource Part	COM	707884102	 678	21800	SH		SOLE		21800	0	0
Penn West Energy Trust	     TR UNIT	707885109	 827	24780	SH		SOLE		24780	0	0
Pepsico, Inc.			COM	713448108	2184	33675	SH		SOLE		33675	0	0
Plum Creek Timber Co Inc.	COM	729251108	 687	16500	SH		SOLE		16500	0	0
PPG Industries, Inc.		COM	693506107	 944	12400	SH		SOLE		12400	0	0
Progressive Corp Ohio 		COM	743315103	 598	25000	SH		SOLE		25000	0	0
ProShares UltraShrt Fncl ULTRASHRT FINL	74347R628	 925	12500	SH		SOLE		12500	0	0
Rayonier Inc.			COM	754907103	 880	19500	SH		SOLE		19500	0	0
Royal Bankof Scotland Grp P   SPON ADR	780097788	 233	10500	SH		SOLE		10500	0	0
Sasol Limited		      SPON ADR	803866300	1015	27025	SH		SOLE		27025	0	0
Schering-Plough Corp 6% MC	PFD CV	806605606	 576	 8370	SH		SOLE		 8370	0	0
Schlumberger Ltd.		COM	806857108	2034	23950	SH		SOLE		23950	0	0
Seagate Technology		SHS	G7945J104	1762	80925	SH		SOLE		80925	0	0
Southern Peru Copper Corp	COM	84265V105	 712	 7550	SH		SOLE		 7550	0	0
Taiwan Semiconductor Manuf    SPON ADR	874039100	 942	84679	SH		SOLE		84679	0	0
Telecom Corp of New Zealand   SPON ADR	879278208	 866	31000	SH		SOLE		31000	0	0
United Technologies Corp.	COM	913017109	2270	32000	SH		SOLE		32000	0	0
United Utilities PLC	      SPON ADR	91311Q105	 789	27975	SH		SOLE		27975	0	0
Verizon Communications		COM	92343V104	3012	73171	SH		SOLE		73171	0	0
Vulcan Materials Company	COM	929160109	 848	 7400	SH		SOLE		 7400	0	0
Waste Management, Inc.		COM	94106L109	2217	56785	SH		SOLE		56785	0	0
Weyerhaeuser Company		COM	962166104	 614	 7782	SH		SOLE		 7782	0	0